10. Convertible Debentures (June 2019) (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Proceeds from convertible debt	$ 2,565,000	$ 0	$ 0	$ 0
Accrued interest	$ 32,109